NOTE 14: CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2019
Note 14 Convertible Debentures
Disclosure of detailed information about convertible debentures
	As at December 31,
	2019	2018	2017
Balance, beginning of period	$274,466	$1,835,225	$468,329
Proceeds from Issuance of convertible debentures (a)(b)(c)(d)(e)(f)(g)(h)(i)	753,491	442,437	1,621,791
Amount allocated to conversion option (a)(b)(c)(d)(e)(f)(g)(h) (i)	(753,491)	(172,386)	(1,047,347)
Amount converted to units (a)(b)(c)(d)(e)(f)(g)(h)	—	(2,129,728)	—
Unrealized foreign exchange loss	5,564	—	—
Interest expense	45,112	57,397	125,079
Accretion expense	102,178	241,521	667,373
	$427,320	$274,466	$1,835,225

Conversion feature
	For the year ended December 31,
	2019	2018	2017
Balance, beginning of period	$22,565	$1,015,997	$—
Amount allocated to conversion option (a)(b)(c)(d)(e)(f)(g)(h) (i)	753,491	172,386	1,015,997
Amount converted to units (a)(b)(c)(d)(e)(f)(g)(h)	(189,735)	(298,247)	—
Gain on change in fair value of conversion feature	(583,526)	(890,136)	—
	$2,795	$22,565	$1,015,997

Fair value of the conversion feature
Grant Date	Expected Life (years)	Unit Price			Expected Volatility	Risk-Free Rate	Grant Date Fair Value
March 1, 2017	1	$0.0056	$	(C0.0075)	100.0%	0.76%	$662,061
June 26, 2017	1	$0.0056	$	(C0.0075)	100.0%	0.76%	$82,332
July 31, 2017	1	$0.0056	$	(C0.0075)	100.0%	0.76%	$72,831
July 31, 2017	1	$0.0056	$	(C0.0075)	100.0%	0.76%	$169,959
July 31, 2017	1	$0.0056	$	(C0.0075)	100.0%	0.76%	$34,832
August 22, 2017	1	$0.0056	$	(C0.0075)	100.0%	0.76%	$25,332
September 27, 2018	1	$0.14	$	(C0.18)	100.0%	1.85%	$172,386
April 2, 2019	1	$0.20	$	(C0.27)	100.0%	1.57%	$599,460
May 3, 2019	1	$0.24	$	(C0.32)	100.0%	1.67%	$154,031

Assumptions
Grant Date	Expected Life (years)	Unit Price			Expected Volatility	Risk-Free Rate	Grant Date Fair Value
December 31, 2018	0.74	$0.07	$	(C0.095)	100.0%	1.85%	$22,565
December 31, 2019	0.25 -0.34	$0.03	$	(C0.04)	100.0%	1.71%	$2,795